Capital increase (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of period, shares	64,666,802
Balance at beginning of period	€ 2,875,658,000	€ 1,214,249,000
Share capital	290,462,000		€ 287,282,000
Share premium	2,723,671,000		2,703,583,000
Exercise of subscription rights	€ 23,269,000	7,805,000
Balance at end of period, shares	65,254,562
Balance at end of period	€ 2,773,263,000	1,143,367,000
March 17, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	€ 152,220
Average exercise price warrants	€ 35.18
Closing share price on date of capital increase	€ 141.40
May 28, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	€ 435,540
Average exercise price warrants	€ 41.13
Closing share price on date of capital increase	€ 186.60
Share capital.
Disclosure of classes of share capital [line items]
Balance at beginning of period	€ 287,282,000	236,540,000
Exercise of subscription rights	3,180,000	1,935,000
Balance at end of period	290,462,000	238,475,000
Share capital. | March 17, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	824,000
Share capital. | May 28, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	2,356,000
Share premium account
Disclosure of classes of share capital [line items]
Balance at beginning of period	2,703,583,000	1,277,780,000
Exercise of subscription rights	20,089,000	5,870,000
Balance at end of period	2,723,671,000	€ 1,283,650,000
Share premium account | March 17, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	4,531,000
Share premium account | May 28, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	15,558,000
Share capital and share premium
Disclosure of classes of share capital [line items]
Share capital and share premium			€ 2,990,865,000
Balance at end of period	3,014,133,000
Share capital and share premium | March 17, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	5,355,000
Share capital and share premium | May 28, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	€ 17,914,000